INCOME TAXES - Income tax provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 913,808	$ 240,507
Deferred			(336,127)	(398,526)
Change in valuation allowance			336,127	398,526
Income tax provision	$ 224,683	$ 214,510	$ 913,808	$ 240,507